Supplemental Consolidating Financial Information Supplemental Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Information
Supplemental Condensed Consolidating Financial Information
The Partnership has filed a registration statement on Form S-3 to register, among other securities, debt securities. Each of the current subsidiaries of Hi-Crush Partners LP (other than Hi-Crush Finance Corp., whose sole purpose is to act as a co-issuer of any debt securities) as of March 31, 2014 was a 100% directly or indirectly owned subsidiary of the Partnership (the “guarantors”), will issue guarantees of the debt securities, if any of them issue guarantees, and such guarantees will be full and unconditional and will constitute the joint and several obligations of such guarantors. As of December 31, 2013, the guarantors were our sole subsidiaries, other than Hi-Crush Finance Corp., which was our 100% owned subsidiary.
Effective April 28, 2014, the Partnership formed Hi-Crush Acquisition Co. LLC, a 100% owned subsidiary, and maintained a 98.0% ownership in the common units of Augusta. As a result of the Augusta Contribution, the Partnership's historical financial information was recast to combine Augusta and the Partnership as if the combination had been in effect since inception of common control.
As of March 31, 2014, the Partnership had no assets or operations independent of its subsidiaries, and there are no significant restrictions upon the ability of the Partnership or any of its subsidiaries to obtain funds from its respective subsidiaries by dividend or loan. None of the assets of our subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended (the “Securities Act”).
For the purpose of the following financial information, the Partnership's investments in its subsidiaries are presented in accordance with the equity method of accounting. The operations, cash flows and financial position of the co-issuer are not material and therefore have been included with the parent's financial information.
Condensed consolidating financial information for the Partnership and its combined guarantor and combined non-guarantor subsidiaries is as follows for the dates and periods indicated.

Condensed Consolidating Balance Sheet
As of March 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$120	$7,238	$4,213	$—	$11,571
Restricted cash	—	690	—	—	690
Accounts receivable	—	38,501	6,039	—	44,540
Intercompany receivables	—	68,714	3,815	(72,529)	—
Inventories	—	8,413	3,884	(336)	11,961
Prepaid expenses and other current assets	1,071	943	136	—	2,150
Total current assets	1,191	124,499	18,087	(72,865)	70,912
Property, plant and equipment, net	6	114,306	83,780	—	198,092
Goodwill and intangible assets, net	—	69,400	—	—	69,400
Investment in consolidated affiliates	347,887	—	—	(347,887)	—
Other assets	1,335	2,209	—	—	3,544
Total assets	$350,419	$310,414	$101,867	$(420,752)	$341,948
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$135	$7,956	$1,661	$—	$9,752
Accrued and other current liabilities	465	4,341	3,508	—	8,314
Intercompany payables	72,529	—	—	(72,529)	—
Due to sponsor	363	834	5,202	—	6,399
Total current liabilities	73,492	13,131	10,371	(72,529)	24,465
Long-term debt	124,750	—	—	—	124,750
Asset retirement obligation	—	1,702	2,983	—	4,685
Total liabilities	198,242	14,833	13,354	(72,529)	153,900
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	152,177	295,581	52,642	(348,223)	152,177
Non-controlling interest	—	—	35,871	—	35,871
Total equity and non-controlling interest	152,177	295,581	88,513	(348,223)	188,048
Total liabilities, equity and non-controlling interest	$350,419	$310,414	$101,867	$(420,752)	$341,948

Condensed Consolidating Balance Sheet
As of December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$12,056	$3,991	$4,561	$—	$20,608
Restricted cash	—	690	—	—	690
Accounts receivable	—	31,581	5,861	—	37,442
Intercompany receivables	—	54,468	1,311	(55,779)	—
Inventories	—	16,265	7,102	(949)	22,418
Prepaid expenses and other current assets	573	859	193	—	1,625
Total current assets	12,629	107,854	19,028	(56,728)	82,783
Property, plant and equipment, net	7	113,335	82,492	—	195,834
Goodwill and intangible assets, net	—	71,936	—	—	71,936
Investment in consolidated affiliates	329,604	—	—	(329,604)	—
Other assets	1,467	2,341	—	—	3,808
Total assets	$343,707	$295,466	$101,520	$(386,332)	$354,361
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$219	$8,087	$1,802	$—	$10,108
Accrued and other current liabilities	459	3,917	3,293	—	7,669
Intercompany payables	55,779	—	—	(55,779)	—
Due to sponsor	877	382	9,093	—	10,352
Total current liabilities	57,334	12,386	14,188	(55,779)	28,129
Long-term debt	138,250	—	—	—	138,250
Asset retirement obligation	—	1,673	2,955	—	4,628
Total liabilities	195,584	14,059	17,143	(55,779)	171,007
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	148,123	281,407	49,146	(330,553)	148,123
Non-controlling interest	—	—	35,231	—	35,231
Total equity and non-controlling interest	148,123	281,407	84,377	(330,553)	183,354
Total liabilities, equity and non-controlling interest	$343,707	$295,466	$101,520	$(386,332)	$354,361

Condensed Consolidating Statements of Operations

	For the Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$55,828	$17,583	$(2,833)	$70,578
Cost of goods sold (including depreciation, depletion and amortization)	—	38,322	9,290	(3,446)	44,166
Gross profit	—	17,506	8,293	613	26,412
Operating costs and expenses:
General and administrative expenses	2,308	3,283	834	—	6,425
Exploration expense	—	—	—	—	—
Accretion of asset retirement obligation	—	29	28	—	57
Income from operations	(2,308)	14,194	7,431	613	19,930
Other income (expense):
Earnings from consolidated affiliates	22,034	—	—	(22,034)	—
Interest expense	(1,354)	(19)	(37)	—	(1,410)
Net income	18,372	14,175	7,394	(21,421)	18,520
Income attributable to non-controlling interest	—	—	(148)	—	(148)
Net income attributable to Hi-Crush Partners LP	$18,372	$14,175	$7,246	$(21,421)	$18,372

	For the Three Months Ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$19,628	$5,057	$(408)	$24,277
Cost of goods sold (including depreciation, depletion and amortization)	—	5,782	3,546	(408)	8,920
Gross profit	—	13,846	1,511	—	15,357
Operating costs and expenses:
General and administrative expenses	2,415	304	589	—	3,308
Exploration expense	—	1	—	—	1
Accretion of asset retirement obligation	—	29	28	—	57
Income from operations	(2,415)	13,512	894	—	11,991
Other income (expense):
Earnings from consolidated affiliates	14,388	—	—	(14,388)	—
Interest expense	(314)	—	—	—	(314)
Net income	11,659	13,512	894	(14,388)	11,677
Income attributable to non-controlling interest	—	—	(18)	—	(18)
Net income attributable to Hi-Crush Partners LP	$11,659	$13,512	$876	$(14,388)	$11,659

Condensed Consolidating Statements of Cash Flows

	For the Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$16,290	$21,558	$7,896	$(23,078)	$22,666
Investing activities:
Capital expenditures for property, plant and equipment	—	(1,561)	(1,916)	—	(3,477)
Net cash used in investing activities	—	(1,561)	(1,916)	—	(3,477)
Financing activities:
Repayment of long-term debt	(13,500)	—	—	—	(13,500)
Affiliate financing, net	—	—	(2,578)	2,578	—
Advances to parent, net	—	(16,750)	—	16,750	—
Distributions paid	(14,726)	—	(3,750)	3,750	(14,726)
Net cash provided by (used in) financing activities	(28,226)	(16,750)	(6,328)	23,078	(28,226)
Net increase (decrease) in cash	(11,936)	3,247	(348)	—	(9,037)
Cash:
Beginning of period	12,056	3,991	4,561	—	20,608
End of period	$120	$7,238	$4,213	$—	$11,571

	For the Three Months Ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$9,939	$8,527	$480	$(4,120)	$14,826
Investing activities:
Investment in Hi-Crush Augusta LLC	(37,500)	—	—	37,500	—
Capital expenditures for property, plant and equipment	—	(1,845)	(1,896)	—	(3,741)
Net cash used in investing activities	(37,500)	(1,845)	(1,896)	37,500	(3,741)
Financing activities:
Proceeds from issuance of long-term debt	38,250	—	—	—	38,250
Repayment of long-term debt	—	—	(33,250)	—	(33,250)
Affiliate financing, net	5,615	—	5,880	(5,880)	5,615
Advances to parent, net	—	(10,000)	—	10,000	—
Issuance of preferred units to parent	—	—	37,500	(37,500)	—
Loan origination costs	(2)	—	—	—	(2)
Distributions paid	(12,961)	—	(4,637)	—	(17,598)
Net cash provided by (used in) financing activities	30,902	(10,000)	5,493	(33,380)	(6,985)
Net increase (decrease) in cash	3,341	(3,318)	4,077	—	4,100
Cash:
Beginning of period	—	10,498	—	—	10,498
End of period	$3,341	$7,180	$4,077	$—	$14,598

Supplemental Condensed Consolidating Financial Information
The Partnership has filed a registration statement on Form S-3 to register, among other securities, debt securities. Each of the current subsidiaries of Hi-Crush Partners LP (other than Hi-Crush Finance Corp., whose sole purpose is to act as a co-issuer of any debt securities) as of December 31, 2013 was a 100% directly or indirectly owned subsidiary of the Partnership (the “guarantors”), will issue guarantees of the debt securities, if any of them issue guarantees, and such guarantees will be full and unconditional and will constitute the joint and several obligations of such guarantors. As of December 31, 2013, the guarantors were our sole subsidiaries, other than Hi-Crush Finance Corp., which was our 100% owned subsidiary.
Effective April 28, 2014, the Partnership formed Hi-Crush Acquisition Co. LLC, a 100% owned subsidiary, and maintained a 98% ownership in the common units of Augusta. As a result of the Augusta Contribution, the Partnership's historical financial information was recast to combine Augusta and the Partnership as if the combination had been in effect since inception of common control.
As of December 31, 2013, the Partnership had no assets or operations independent of its subsidiaries, and there are no significant restrictions upon the ability of the Partnership or any of its subsidiaries to obtain funds from its respective subsidiaries by dividend or loan. None of the assets of our subsidiaries represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended (the “Securities Act”).
For the purpose of the following financial information, the Partnership's investments in its subsidiaries are presented in accordance with the equity method of accounting. The operations, cash flows and financial position of the co-issuer are not material and therefore have been included with the parent's financial information.
Condensed consolidating financial information for the Partnership and its combined guarantor and combined non-guarantor subsidiaries are as follows for the dates and periods indicated.

Condensed Consolidating Balance Sheet (Successor)
As of December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$12,056	$3,991	$4,561	$—	$20,608
Restricted cash	—	690	—	—	690
Accounts receivable	—	31,581	5,861	—	37,442
Intercompany receivables	—	54,468	1,311	(55,779)	—
Inventories	—	16,265	7,102	(949)	22,418
Prepaid expenses and other current assets	573	859	193	—	1,625
Total current assets	12,629	107,854	19,028	(56,728)	82,783
Property, plant and equipment, net	7	113,335	82,492	—	195,834
Goodwill and intangible assets, net	—	71,936	—	—	71,936
Investment in consolidated affiliates	329,604	—	—	(329,604)	—
Other assets	1,467	2,341	—	—	3,808
Total assets	$343,707	$295,466	$101,520	$(386,332)	$354,361
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$219	$8,087	$1,802	$—	$10,108
Accrued and other current liabilities	459	3,917	3,293	—	7,669
Intercompany payables	55,779	—	—	(55,779)	—
Due to sponsor	877	382	9,093	—	10,352
Total current liabilities	57,334	12,386	14,188	(55,779)	28,129
Long-term debt	138,250	—	—	—	138,250
Asset retirement obligation	—	1,673	2,955	—	4,628
Total liabilities	195,584	14,059	17,143	(55,779)	171,007
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	148,123	281,407	49,146	(330,553)	148,123
Non-controlling interest	—	—	35,231	—	35,231
Total equity and non-controlling interest	148,123	281,407	84,377	(330,553)	183,354
Total liabilities, equity and non-controlling interest	$343,707	$295,466	$101,520	$(386,332)	$354,361

Condensed Consolidating Balance Sheet (Successor)
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$—	$10,498	$—	$—	$10,498
Accounts receivable	—	8,199	1,134	—	9,333
Intercompany receivables	—	19	—	(19)	—
Inventories	—	3,541	4,222	—	7,763
Due from sponsor	6,226	—	—	(611)	5,615
Prepaid expenses and other current assets	24	369	173	—	566
Total current assets	6,250	22,626	5,529	(630)	33,775
Property, plant and equipment, net	6	72,838	81,683	—	154,527
Investment in consolidated affiliates	88,309	—	—	(88,309)	—
Other assets	1,095	—	—	—	1,095
Total assets	$95,660	$95,464	$87,212	$(88,939)	$189,397
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$—	$1,977	$2,680	$—	$4,657
Accrued and other current liabilities	512	1,243	779	—	2,534
Intercompany payables	19	—	—	(19)	—
Due to sponsor	—	611	80,965	(611)	80,965
Deferred revenue	—	1,715	—	—	1,715
Total current liabilities	531	5,546	84,424	(630)	89,871
Asset retirement obligation	—	1,555	2,844	—	4,399
Total liabilities	531	7,101	87,268	(630)	94,270
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	95,129	88,363	(54)	(88,309)	95,129
Non-controlling interest	—	—	(2)	—	(2)
Total equity and non-controlling interest	95,129	88,363	(56)	(88,309)	95,127
Total liabilities, equity and non-controlling interest	$95,660	$95,464	$87,212	$(88,939)	$189,397

Condensed Consolidating Statements of Operations (Successor)

	For the Year Ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$141,742	$41,630	$(4,402)	$178,970
Cost of goods sold (including depreciation, depletion and amortization)	—	74,539	24,798	(3,453)	95,884
Gross profit	—	67,203	16,832	(949)	83,086
Operating costs and expenses:
General and administrative expenses	9,729	6,476	2,891	—	19,096
Exploration expense	—	47	—	—	47
Accretion of asset retirement obligation	—	117	111	—	228
Income (loss) from operations	(9,729)	60,563	13,830	(949)	63,715
Other income (expense):
Earnings from consolidated affiliates	72,984	—	—	(72,984)	—
Interest expense	(3,485)	(37)	(149)	—	(3,671)
Net income	59,770	60,526	13,681	(73,933)	60,044
Income attributable to non-controlling interest	—	—	(274)	—	(274)
Net income attributable to Hi-Crush Partners LP	$59,770	$60,526	$13,407	$(73,933)	$59,770

	For the Period From August 16, 2012 Through December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$28,858	$2,912	$—	$31,770
Cost of goods sold (including depreciation, depletion and amortization)	—	7,145	2,908	—	10,053
Gross profit	—	21,713	4	—	21,717
Operating costs and expenses:
General and administrative expenses	2,107	689	961	—	3,757
Exploration expense	—	91	30	—	121
Accretion of asset retirement obligation	—	56	46	—	102
Income (loss) from operations	(2,107)	20,877	(1,033)	—	17,737
Other income (expense):
Earnings from consolidated affiliates	19,788	—	—	(19,788)	—
Interest expense	(241)	(22)	(57)	—	(320)
Net income	17,440	20,855	(1,090)	(19,788)	17,417
Income attributable to non-controlling interest	—	—	23	—	23
Net income (loss) attributable to Hi-Crush Partners LP	$17,440	$20,855	$(1,067)	$(19,788)	$17,440

Condensed Consolidating Statements of Operations (Predecessor)

	For the Period From January 1, 2012 Through Augusta 15, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$46,506	$270	$—	$46,776
Cost of goods sold (including depreciation, depletion and amortization)	—	12,873	463	—	13,336
Gross profit (loss)	—	33,633	(193)	—	33,440
Operating costs and expenses:
General and administrative expenses	132	2,074	2,425	—	4,631
Exploration expense	—	16	523	—	539
Accretion of asset retirement obligation	—	16	—	—	16
Income (loss) from operations	(132)	31,527	(3,141)	—	28,254
Other income (expense):
Earnings from consolidated affiliates	25,152	—	—	(25,152)	—
Other income	—	—	6	—	6
Interest expense	—	—	(3,240)	—	(3,240)
Net income (loss)	25,020	31,527	(6,375)	(25,152)	25,020
Income attributable to non-controlling interest	—	—	—	—	—
Net income (loss) attributable to Hi-Crush Partners LP	$25,020	$31,527	$(6,375)	$(25,152)	$25,020

	For the Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$20,353	$—	$—	$20,353
Cost of goods sold (including depreciation, depletion and amortization)	—	6,447	—	—	6,447
Gross profit	—	13,906	—	—	13,906
Operating costs and expenses:
General and administrative expenses	—	1,656	668	—	2,324
Exploration expense	—	—	381	—	381
Accretion of asset retirement obligation	—	28	—	—	28
Income (loss) from operations	—	12,222	(1,049)	—	11,173
Other income (expense):
Earnings from consolidated affiliates	9,280	—	—	(9,280)	—
Interest expense	—	—	(1,893)	—	(1,893)
Net income (loss)	9,280	12,222	(2,942)	(9,280)	9,280
Income attributable to non-controlling interest	—	—	—	—	—
Net income (loss) attributable to Hi-Crush Partners LP	$9,280	$12,222	$(2,942)	$(9,280)	$9,280

Condensed Consolidating Statements of Cash Flows (Successor)

	For the Year Ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$55,252	$44,503	$11,476	$(46,908)	$64,323
Investing activities:
Investment in Hi-Crush Augusta LLC	(37,500)	—	—	37,500	—
Cash paid for acquisition of D&I Silica, LLC	(94,955)	—	—	—	(94,955)
Capital expenditures for property, plant and equipment	—	(6,260)	(4,370)	—	(10,630)
Net cash used in investing activities	(132,455)	(6,260)	(4,370)	37,500	(105,585)
Financing activities:
Proceeds from issuance of long-term debt	138,250	—	—	—	138,250
Repayment of long-term debt	—	—	(33,250)	—	(33,250)
Affiliate financing, net	5,615	—	9,092	(9,092)	5,615
Advances to parent, net	—	(44,750)	—	44,750	—
Issuance of preferred units to parent	—	—	37,500	(37,500)	—
Loan origination costs	(829)	—	—	—	(829)
Distributions paid	(53,777)	—	(15,887)	11,250	(58,414)
Net cash provided by (used in) financing activities	89,259	(44,750)	(2,545)	9,408	51,372
Net increase (decrease) in cash	12,056	(6,507)	4,561	—	10,110
Cash:
Beginning of period	—	10,498	—	—	10,498
End of period	$12,056	$3,991	$4,561	$—	$20,608

	For the Period From August 16, 2012 Through December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$7,631	$10,753	$(3,886)	$—	$14,498
Investing activities:
Capital expenditures for property, plant and equipment	—	(2,239)	(5,979)	—	(8,218)
Net cash used in investing activities	—	(2,239)	(5,979)	—	(8,218)
Financing activities:
Affiliate financing, net	(5,615)	—	9,865	—	4,250
Contributions received	4,606	—	—	—	4,606
Loan origination costs	(143)	—	—	—	(143)
Distributions paid	(6,479)	—	—	—	(6,479)
Net cash provided by (used in) financing activities	(7,631)	—	9,865	—	2,234
Net increase in cash	—	8,514	—	—	8,514
Cash:
Beginning of period	—	1,984	—	—	1,984
End of period	$—	$10,498	$—	$—	$10,498

Condensed Consolidating Statements of Cash Flows (Predecessor)

	For the Period From January 1, 2012 Through Augusta 15, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$17,980	$(1,320)	$—	$16,660
Investing activities:
Decrease in restricted cash	—	30	—	—	30
Capital expenditures for property, plant and equipment	—	(9,049)	(71,026)	—	(80,075)
Net cash used in investing activities	—	(9,019)	(71,026)	—	(80,045)
Financing activities:
Proceeds from issuance of long-term debt	—	—	63,985	—	63,985
Repayment of long-term debt	—	—	(1,250)	—	(1,250)
Affiliate financing, net	—	(8,391)	8,391	—	—
Loan origination costs	—	—	(1,462)	—	(1,462)
Distributions paid	—	—	(225)	—	(225)
Net cash provided by (used in) financing activities	—	(8,391)	69,439	—	61,048
Net increase (decrease) in cash	—	570	(2,907)	—	(2,337)
Cash:
Beginning of period	—	1,414	9,640	—	11,054
End of period	$—	$1,984	$6,733	$—	$8,717

	For the Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$—	$19,212	$(424)	$—	$18,788
Investing activities:
Increase in restricted cash	—	(30)	—	—	(30)
Capital expenditures for property, plant and equipment	—	(50,075)	(94)	—	(50,169)
Net cash used in investing activities	—	(50,105)	(94)	—	(50,199)
Financing activities:
Proceeds from issuance of long-term debt	—	—	48,692	—	48,692
Repayment of long-term debt	—	—	(5,000)	—	(5,000)
Affiliate financing, net	—	32,307	(32,307)	—	—
Contributions received	—	—	697	—	697
Loan origination costs	—	—	(1,924)	—	(1,924)
Net cash provided by financing activities	—	32,307	10,158	—	42,465
Net increase in cash	—	1,414	9,640	—	11,054
Cash:
Beginning of period	—	—	—	—	—
End of period	$—	$1,414	$9,640	$—	$11,054